Leases (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022
Leases [Abstract]
Rental fee	$ 3,300			$ 2,886
Annual payments	$ 7,829
Operating lease expenses		$ 62,746	$ 32,580